Property, Plant and Equipment - Additional Information (Details) - Computer Equipment - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Line Items]
Impairment loss recognized	$ 0	$ 0
Reversal of impairment losses	$ 0	$ 0